WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants And Options
SCHEDULE OF WARRANTS TRANSACTIONS

(i)	Warrant transactions for the years ended December 31, 2023, and 2022 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2022	5,966,204	$3.55
Expiration of warrants	(5,437)
Exercise of warrants	(630,161)
Warrants issued in the November 2022 Private Placement	1,726,366
Balance, December 31, 2022	7,056,972	$3.54
Warrants issued in the March 2023 Private Placement	1,034,463
Exercise of warrants	(92,000)
Warrants issued in the June 2023 Direct Offering	2,214,596
Warrants issued in the December 2023 Direct Offering	751,554
Balance, December 31, 2023	10,965,585	$2.63

SCHEDULE OF OUTSTANDING WARRANTS

December 31, 2023	Expiry date	Exercise price		Exercise price (USD)
2,658,313	November 10, 2025	ILS	7.1418	$1.97
1,366,631	December 24, 2025	ILS	7.1418	$1.97
221,100	April 18, 2026	ILS	29.025	$8.00
1,084,562	May 28, 2026	ILS	29.025	$8.00
1,634,366	November 8, 2024	CAD	2.04	$1.60
1,034,463	March 13, 2025	CAD	2.35	$1.75
2,214,596	June 12, 2025	CAD	2.93	$2.20
751,554	December 13, 2025	CAD	2.05	$1.50
10,965,585

SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions for the years ended December 31, 2023, and 2022 are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2022	820,010	$2.10	$1.78
Exercise of options	(116,667)	2.27
Expiry of options	(20,000)	1.5
Options granted	1,200,000	3.67
Balance December 31, 2022	1,883,343	$3.17	$2.32
Exercise of options	-
Expiry of options	(74,875)	1.25
Options granted	1,735,250	1.82
Balance December 31, 2023	3,543,718	$2.53	$1.91

(i)	On August 4, 2022, 900,000 stock options were issued to a director with an exercise price of CAD$3.56. The options expire on August 2, 2032. The fair value of the options granted was estimated at $2,712 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.12; Expected option life 10 years; Volatility 112%; Risk-free interest rate 2.67%; Dividend yield 0%.

(ii)	On August 21, 2022, 300,000 stock options were issued to a consultant with an exercise price of CAD$4.00. The options expire on August 2, 2032. The fair value of the options granted was estimated at $977 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.00; Expected option life 10 years; Volatility 112%; Risk-free interest rate 2.99%; Dividend yield 0%.

(iii)	On January 4, 2023, 816,500 stock options were issued to directors and consultants with an exercise price of CAD$1.65. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.80; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.

(iv)	On February 8, 2023, 100,000 stock options were issued to a consultant with an exercise price of CAD$2.01. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.18; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 21 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options (continued)

(v)

On April 18, 2023, 423,750 stock options were issued to employees with an exercise price of CAD$1.60. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$1.42; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.

(vi)

On June 28, 2023, 245,000 stock options were issued to officers with an exercise price of CAD$2.45. The options expire on June 28, 2028. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.92; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.

(vii)	On September 20, 2023, 150,000 stock options were issued to officers with an exercise price of CAD$2.20. The options expire on September 20, 2033. The fair value of the options granted was estimated at $231 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$2.20; Expected option life 10 years; Volatility 112%; Risk-free interest rate 4.35%; Dividend yield 0%.

SCHEDULE OF OUTSTANDING STOCK OPTIONS

Outstanding as of December 31, 2023	Exercisable as of December 31, 2023	Expiry date	Exercise price (CAD)		Exercise price (USD)
543,333	543,333	August 20, 2025	CAD	1.50	$1.13
33,333	33,333	January 28, 2025	CAD	3.00	$2.27
50,000	33,333	June 3, 2026	CAD	8.40	$6.34
16,677	16,677	October 28, 2026	CAD	8.00	$6.04
900,000	450,000	August 2, 2032	CAD	3.56	$2.69
300,000	300,000	August 21, 2032	CAD	4.00	$3.02
804,125	804,125	January 4, 2033	CAD	1.65	$1.25
100,000	100,000	November 25, 2027	CAD	2.01	$1.52
401,250	-	April 18, 2033	CAD	1.60	$1.21
245,000	-	June 28, 2028	CAD	2.45	$1.85
150,000	50,000	September 20, 2033	CAD	2.20	$1.66
3,543,718	2,330,801

(ix)	Share-based compensation expense is recognized over the vesting period of options. During the year ended December 31, 2023, share-based compensation of $4,245 was recognized and charged to the Consolidated Statement of Comprehensive Loss (December 31, 2022 - $4,868, December 31, 2021 – $843).

SCHEDULE OF RSU’S TRANSACTIONS

RSU’s transactions for the year ended December 31, 2023, and for the year ended December 31, 2022, are as follows:

Number
Balance, January 1, 2022	-
RSU’s granted	1,265,000
Exercise of RSU’s	(545,000
Balance, December 31, 2022	720,000
RSU’s granted	1,308,250
Expiry of RSU’s	(91,667)
Exercise of RSU’s	(464,499)
Balance, December 31, 2023	1,472,084